CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net (loss) income	$ (1,124,265)	$ 1,466,643	$ 1,771,836	$ 592,850
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Deferred tax liabilities	(128,105)	177,297	128,105
Interest earned on investments and marketable securities held in Trust Account	(692,918)	(2,792,314)	(3,473,528)	(1,687,599)
Changes in operating assets and liabilities:
Prepaid expenses	226,827	(236,433)	(260,863)	(43,214)
Accounts payable	376,128	14,356	13,224	14,032
Accrued expenses	648,281	2,500	24,110	(7,100)
Franchise tax payable	(9,950)	(170,000)	(160,000)	200,000
Income tax payable	96,850
Net cash used in operating activities	(607,152)	(1,537,951)	(1,957,116)	(931,031)
Cash Flows from Investing Activities
Principal deposited in Trust Account				(158,355,000)
Cash deposited in Trust Account	(1,469,038)
Withdrawal from Trust upon redemption of Class A common stock	34,715,815
Interest released from Trust Account	338,550	921,717	1,171,717	324,501
Net cash provided by investing activities	33,585,327	921,717	1,171,717	(158,030,499)
Cash Flows from Financing Activities:
Proceeds from convertible note payable - related party	750,000	750,000	750,000	260,000
Proceeds from promissory note - related party	1,000,000
Redemption of Class A common stock	(34,715,816)
Repayment of note payable to related parties				(460,000)
Proceeds received from initial public offering				155,250,000
Offering costs				(3,671,204)
Proceeds received from private placement				7,760,000
Net cash (used in) provided by financing activities	(32,965,816)	750,000	750,000	159,138,796
Net decrease in cash and cash equivalents	12,359	133,766	(35,399)	177,266
Cash and cash equivalents - beginning of the period	161,405	196,804	196,804	19,538
Cash and cash equivalents - end of the period	173,764	330,570	161,405	196,804	$ 19,538
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable				67,142
Deferred underwriting commissions in connection with the initial public offering				5,433,750
Reclassification of deferred offering costs to paid-in capital				178,283
Change in value of Class A common stock subject to possible redemption	(1,124,260)	1,466,645	1,771,832	149,209,569
Supplemental cash flow disclosure:
Cash paid for income taxes	178,500	601,467	811,467
Landsea Homes [Member]
Cash Flows from Operating Activities:
Net (loss) income	(19,742,000)	7,452,000	22,391,000	36,706,000	(303,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	2,684,000	2,160,000	2,960,000	1,556,000	204,000
Impairment of real estate held for sale	3,413,000			440,000
Inventory impairments
Abandoned project costs	78,000	50,000	696,000	211,000	473,000
Distributions of earnings from unconsolidated joint ventures		3,561,000	3,561,000	13,582,000
Equity in net loss of unconsolidated joint ventures	16,229,000	7,498,000	7,901,000	(13,018,000)	458,000
Deferred tax liabilities	(5,637,000)	1,905,000	(1,345,000)	(6,880,000)
Changes in operating assets and liabilities:
Accounts payable	16,497,000	(16,979,000)	(20,601,000)	17,733,000	1,698,000
Cash held in escrow	1,332,000	(6,977,000)	(7,132,000)	(1,704,000)
Real estate inventories and inventories not owned	(60,722,000)	(53,362,000)	94,382,000	(77,488,000)	(167,640,000)
Due from affiliates	(17,000)	(826,000)	1,445,000	(1,045,000)	(833,000)
Notes receivable from lot sales		17,450,000	17,450,000	17,000,000
Other assets	(160,000)	(5,497,000)	(3,605,000)	(3,999,000)	1,276,000
Accrued expenses and other liabilities	(2,879,000)	(15,060,000)	(11,908,000)	794,000	49,777,000
Due to affiliates	100,000	4,000	(153,000)	1,499,000	3,000
Net cash used in operating activities	(48,824,000)	(58,621,000)	106,042,000	(14,613,000)	(114,887,000)
Cash Flows from Investing Activities
Purchases of property and equipment	(1,499,000)	(4,060,000)	(5,585,000)	(3,408,000)	(784,000)
Distributions of capital from unconsolidated joint ventures		1,681,000	1,681,000	17,055,000	45,667,000
Contributions and advances to unconsolidated joint ventures				(90,000)	(17,844,000)
Repayments of advances from unconsolidated joint ventures		5,000,000	5,000,000	5,000,000
Payments for business acquisition, net of cash acquired	(128,528,000)	(23,562,000)	(23,562,000)
Proceeds from sale of real estate held for sale				2,325,000
Additions to real estate held for sale				(28,000)	(17,000)
Net cash provided by investing activities	(130,027,000)	(20,941,000)	(22,466,000)	20,854,000	27,022,000
Cash Flows from Financing Activities:
Borrowings from notes and other debts payable	442,392,000	242,462,000	276,559,000	340,382,000	89,211,000
Repayments of notes and other debts payable	(305,655,000)	(148,934,000)	(296,203,000)	(274,477,000)	(60,395,000)
Borrowings from land bank financing				38,924,000	41,374,000
Repayments of land bank financing		(41,667,000)	(41,667,000)	(38,631,000)
Contributions from noncontrolling interests	187,000	130,000	130,000	2,036,000
Distributions to noncontrolling interests	(15,414,000)				(5,924,000)
Offering costs	(6,025,000)
Debt issuance costs paid	(2,678,000)	(1,800,000)	(1,299,000)	(9,710,000)	(926,000)
Cash (distributed to) provided by parent, net	(3,476,000)	17,646,000	15,693,000	25,758,000	38,362,000
Net cash (used in) provided by financing activities	109,331,000	67,837,000	(46,787,000)	84,282,000	101,702,000
Net decrease in cash and cash equivalents	(69,520,000)	(11,725,000)	36,789,000	90,523,000	13,837,000
Cash and cash equivalents - beginning of the period	156,378,000	119,589,000	119,589,000	29,066,000	15,229,000
Cash and cash equivalents - end of the period	86,858,000	107,864,000	156,378,000	119,589,000	29,066,000
LS Boston Point LLC [Member]
Cash Flows from Operating Activities:
Net (loss) income			1,032,352	35,717,556	(375,990)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
(Income) from non-controlled joint ventures			(1,087,482)	(11,457,359)	135,065
Gain on sale of partnership interest				(24,559,387)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses			(120,522)	120,522	(43,000)
Distributions of earning from non-controlling joint venture			1,208,004	11,337,186
Total adjustments				(24,559,038)	92,065
Net cash used in operating activities			1,032,352	11,158,518	(283,925)
Cash Flows from Investing Activities
Distributions of capital from unconsolidated joint ventures			9,493,034	50,764,158
Contributions and advances to unconsolidated joint ventures				(774,287)	(246,783)
Net cash provided by investing activities			9,493,034	49,989,871	(246,783)
Cash Flows from Financing Activities:
Repayment of note payable to related parties				(46,386)	(71,218)
Contributions from noncontrolling interests				180,000	646,506
Distributions to noncontrolling interests			(10,483,232)	(61,274,000)
Net cash (used in) provided by financing activities			(10,483,232)	(61,140,386)	575,288
Net decrease in cash and cash equivalents			42,154	8,003	44,580
Cash and cash equivalents - beginning of the period	$ 94,737	$ 52,583	52,583	44,580
Cash and cash equivalents - end of the period			$ 94,737	52,583	44,580
Supplemental disclosure of noncash investing and financing activities:
Non-cash distribution of partnership interest in Point Condo Holdings LLC from Fenway Point Partners LLC				$ 9,838,566